SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)				6 Months Ended
	Dec. 31, 2025	Oct. 28, 2025	Oct. 24, 2025	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Gross proceeds	$ 69,000,000				$ 68,310,000
Proceeds allocated to Public Warrants	(2,809,680)
Proceeds allocated to Over-allotment Option	(66,600)
Issuance costs allocated to Ordinary Shares subject to possible redemption	(1,759,601)	$ (172,021)	$ (1,587,580)
Accretion of carrying value to redemption value	5,107,367			$ 1,232,214
Ordinary Shares subject to possible redemption	$ 69,471,486			70,703,700	$ 69,471,486
Ordinary Shares subject to possible redemption				$ 69,471,486